Equity - Weighted average shares (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Weighted average number of total common units	411,148,991	410,727,035